Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation to non-employees directors [Member]
Benefits to related parties
Expenses (income)			$ 21
Share based Compensation to non-employees directors [Member]
Benefits to related parties
Expenses (income)	73	(29)	47
Other related parties expenses [Member]
Benefits to related parties
Expenses (income)	50
Other Comprehensive loss - interest on convertible notes [Member]
Benefits to related parties
Expenses (income)			$ 67